Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value of assets and liabilities
The following tables present the fair value and hierarchy levels for the Company's assets and liabilities, which are measured at fair value on a recurring basis as of March 31, 2015:

In thousands	Level 1	Level 2	Level 3	March 31, 2015
Assets
Providência Contracts	$—	$2,159	$—	$2,159
Dounor Contract	—	53	—	53

Liabilities
Providência Instruments	$—	$(618)	$—	$(618)
The following tables present the fair value and hierarchy levels for the Company's assets and liabilities, which are measured at fair value on a recurring basis as of December 31, 2014:

In thousands	Level 1	Level 2	Level 3	December 31, 2014
Assets
Providência Contracts	$—	$3,962	$—	$3,962

Liabilities
Providência Instruments	$—	$(560)	$—	$(560)

The following tables present the fair value and hierarchy levels for the Company's assets and liabilities, which are measured at fair value on a recurring basis as of the following period:

In thousands	Level 1	Level 2	Level 3	December 31, 2014
Assets				(1)
Providência Contracts	$—	$3,962	$—	$3,962

Liabilities
Providência Instruments	—	(560)	—	(560)
(1) At December 28, 2013, the Company did not have any financial assets or liabilities required to be measured at fair value.